SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of restricted shares activity

The following table summarized the Group’s activities of restricted shares for the year ended September 30, 2025:

	Number of Restricted Shares	Grant-date fair value per share
		US$
Outstanding as of October 1, 2024	—	—
Granted	600,000	1.56
Vested	(200,000)	1.56
Forfeited	—	—
Outstanding as of September 30, 2025	400,000	1.56